Related Party Balances and Transactions (Details) - USD ($)										2 Months Ended	12 Months Ended
	Sep. 27, 2024	Mar. 01, 2024	Oct. 30, 2023	Aug. 09, 2022	Jul. 20, 2022	Jun. 23, 2022	May 05, 2022	Feb. 24, 2022	Dec. 09, 2021	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2022
Related Party Balances and Transactions [Line Items]
Borrowings under promissory note											$ 1,378,625,130	$ 624,728,444
Related Party [Member]
Related Party Balances and Transactions [Line Items]
Amount owed												45,804,660
SK GROWTH OPPORTUNITIES CORPORATION [Member]
Related Party Balances and Transactions [Line Items]
Warrants price per share (in Dollars per share)	$ 1
Receivable loan amount											1,084,000	380,000
Unsecured convertible promissory note	$ 440,000	$ 900,000
Borrowings under the Extension Loans											0	0
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Second Overfunding Loan [Member]
Related Party Balances and Transactions [Line Items]
Deposit amount					$ 240,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | First Overfunding Loan [Member]
Related Party Balances and Transactions [Line Items]
Conversion price per share (in Dollars per share)														$ 10
Borrowings											$ 5,240,000	$ 5,240,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Private Placement Warrants [Member]
Related Party Balances and Transactions [Line Items]
Warrants issued (in Shares)											6,792,000	6,792,000
Proceeds from warrants											$ 192,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member]
Related Party Balances and Transactions [Line Items]
Loan amount											300,000
Borrowed amount											$ 300,000
Warrant price (in Dollars per share)		$ 10
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Overfunding Loans [Member]
Related Party Balances and Transactions [Line Items]
Sponsor loan														$ 5,000,000
Conversion price per share (in Dollars per share)											$ 10
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Working Capital Loan [Member]
Related Party Balances and Transactions [Line Items]
Conversion price per share (in Dollars per share)											$ 1
Working capital loans											$ 1,500,000
Borrowings
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Balances and Transactions [Line Items]
Par value per share (in Dollars per share)											$ 0.0001
Sponsor loan			$ 380,000
Conversion price per share (in Dollars per share)	$ 1		$ 1
Receivable loan amount			$ 380,000
Warrant exercisable (in Shares)	1		1
Borrowings under promissory note											$ 1,720,000	380,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Extension Loans [Member]
Related Party Balances and Transactions [Line Items]
Additional amount per share (in Dollars per share)											$ 0.1
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Related Party Balances and Transactions [Line Items]
Warrants issued (in Shares)											6,600,000
Warrants price per share (in Dollars per share)											$ 1
Proceeds from warrants											$ 6,600,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Founder Shares [Member]
Related Party Balances and Transactions [Line Items]
Percentage of shares issued and outstanding											20.00%
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Business Combination [Member] | Extension Loans [Member]
Related Party Balances and Transactions [Line Items]
Business combination share price (in Dollars per share)											$ 1
SK GROWTH OPPORTUNITIES CORPORATION [Member] | First Sponsor [Member]
Related Party Balances and Transactions [Line Items]
Warrant price (in Dollars per share)	$ 10
SK GROWTH OPPORTUNITIES CORPORATION [Member] | First Sponsor [Member] | Promissory Note [Member]
Related Party Balances and Transactions [Line Items]
Sponsor loan		$ 900,000
Warrants price per share (in Dollars per share)		$ 1
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Secretarial and Administration Support Services [Member] | Affiliate of Sponsor [Member]
Related Party Balances and Transactions [Line Items]
Secretarial and administrative support services						$ 10,000
SK GROWTH OPPORTUNITIES CORPORATION [Member] | Administration and Support Services [Member] | Sponsor [Member]
Related Party Balances and Transactions [Line Items]
Fees included as general and administrative expenses											$ 120,000	$ 120,000
Class B Ordinary Shares [Member]
Related Party Balances and Transactions [Line Items]
Par value per share (in Dollars per share)											$ 0.0001	$ 0.0001
Shares outstanding (in Shares)
Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Related Party Balances and Transactions [Line Items]
Par value per share (in Dollars per share)											$ 0.0001	$ 0.0001
Surrendered and thereupon cancelled shares (in Shares)							1,437,500	1,437,500
Shares outstanding (in Shares)											5,240,000	5,240,000	5,240,000
Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Founder Shares [Member]
Related Party Balances and Transactions [Line Items]
Shares outstanding (in Shares)											5,750,000
Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member]
Related Party Balances and Transactions [Line Items]
Shares issued (in Shares)									8,625,000
Par value per share (in Dollars per share)									$ 0.0001
Aggregate purchase price									$ 25,000
Shares outstanding (in Shares)							5,750,000
Forfeited shares (in Shares)											750,000
Class B Ordinary Shares [Member] | Independent Director Nominees [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member]
Related Party Balances and Transactions [Line Items]
Shares aggregate (in Shares)										90,000
Class A Ordinary Shares [Member]
Related Party Balances and Transactions [Line Items]
Par value per share (in Dollars per share)											$ 0.0001	$ 0.0001
Shares outstanding (in Shares)											139,307,224	137,077,382
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Related Party Balances and Transactions [Line Items]
Shares issued (in Shares)											1,279,536
Par value per share (in Dollars per share)											$ 0.0001	$ 0.0001
Shares outstanding (in Shares)
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member]
Related Party Balances and Transactions [Line Items]
Closing price (in Dollars per share)											$ 12
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Overfunding Loans [Member]
Related Party Balances and Transactions [Line Items]
Conversion price per share (in Dollars per share)											$ 10
Class A Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Balances and Transactions [Line Items]
Par value per share (in Dollars per share)	$ 0.0001
Partial OverAllotment Exercise [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Related Party Balances and Transactions [Line Items]
Sold an additional units (in Shares)					960,000
Forfeitures shares (in Shares)				510,000
Over-Allotment Option [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Related Party Balances and Transactions [Line Items]
Sold an additional units (in Shares)					960,000
Forfeitures shares (in Shares)				510,000
Over-Allotment Option [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Second Overfunding Loan [Member]
Related Party Balances and Transactions [Line Items]
Deposit amount					$ 240,000
Over-Allotment Option [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member] | Sponsor [Member] | Private Placement Warrants [Member]
Related Party Balances and Transactions [Line Items]
Warrants issued (in Shares)											192,000
Warrants price per share (in Dollars per share)											$ 1
Over-Allotment Option [Member] | Class B Ordinary Shares [Member] | SK GROWTH OPPORTUNITIES CORPORATION [Member]
Related Party Balances and Transactions [Line Items]
Shares issued (in Shares)					960,000